Expense by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature
Transaction related cost	¥ 160,892,189	¥ 154,854,420	¥ 109,157,565
Employee benefits expenses	13,969,975	14,594,912	15,839,923
- Wages, salaries, bonuses, social security and others	10,878,600	11,169,313	11,520,840
- Share-based compensation expenses	2,252,738	2,589,593	3,446,898
- Pension costs - defined contribution plans	838,637	836,006	872,185
Promotion, advertising and consumer incentives	9,531,908	7,687,159	6,074,451
Expected credit losses	3,347,767	2,090,866	1,062,265
Depreciation of property and equipment and right-of-use assets	3,026,236	3,821,925	4,168,525
Driver operation fees	2,668,220	2,142,690	1,196,848
Third party customer service expenses	1,256,259	1,122,836	1,038,685
Bandwidth and server related costs	943,470	800,706	799,248
Amortization of intangible assets	138,831	1,003,282	1,631,280
Impairment of property and equipment and other assets	24,577	165,159	66,093
Research and development expense	¥ 7,753,961	¥ 8,933,956	¥ 9,555,566